Basis of Presentation and Going Concern	3 Months Ended
Mar. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Going Concern

Note 1—Basis of Presentation and Going Concern

The accompanying interim unaudited consolidated financial statements of Opexa Therapeutics, Inc. (“Opexa” or the “Company”), have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the audited financial statements and notes thereto contained in Opexa’s latest Annual Report filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the consolidated financial statements that would substantially duplicate the disclosure contained in the audited consolidated financial statements for the most recent fiscal year as reported in Form 10-K have been omitted.

The accompanying consolidated financial statements include the accounts of Opexa and its wholly owned subsidiary, Opexa Hong Kong Limited (“Opexa Hong Kong”). All intercompany balances and transactions have been eliminated in the consolidation.

Going Concern. The accompanying interim unaudited consolidated financial statements for the three months ended March 31, 2017 have been prepared assuming that the Company will continue as a going concern, meaning the Company will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of March 31, 2017, the Company had cash and cash equivalents of $2.8 million as well as accounts payable, short-term notes payable and accrued expenses aggregating $818,315. While the Company has historically recognized revenue related to certain upfront payments received from Ares Trading SA (“Merck Serono”), a wholly owned subsidiary of Merck Serono S.A., in connection with the Option and License Agreement and an amendment thereto between Merck Serono and the Company, the Company has never generated any commercial revenues, nor does it expect to generate any commercial revenues for the foreseeable future or other revenues in the near term that will result in cash receipts. Opexa continues to incur net losses, negative operating cash flows and has an accumulated deficit of approximately $162.2 million as of March 31, 2017. These factors raise substantial doubt as to the Company’s ability to continue as a going concern.

Following the October 28, 2016 announcement that the Abili-T trial did not meet its primary or secondary endpoints, and in order to conserve cash resources while it reevaluated its programs and explored various strategic alternatives, during the fourth quarter of 2016 and first quarter of 2017 the Company implemented several reductions in workforce totaling 90% of its then 20 full-time employees. As of March 31, 2017 Opexa has two full-time employees. After further analysis of the data from the Abili-T trial, the Company has determined that it will not move forward with further studies of Tcelna in SPMS at this time and is conducting a review of its other research and development programs, including the preclinical program for OPX-212 in NMO, to assess the viability of continuing to pursue one or more of these programs. The Company is also exploring its strategic alternatives. The Company cannot fully predict its future cash needs until it completes this analysis. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company continues to explore potential opportunities and alternatives to obtain the additional resources that will be necessary to support its ongoing operations through and beyond the next 12 months, including raising additional capital through either private or public equity or debt financing as well as using its at-the-market offering program and cutting expenses where possible. However, in light of the disappointing Abili-T study results, there can be no assurance that the Company will be able to secure additional funds or, if such funds are available, whether the terms or conditions would be acceptable to the Company.